ACQUISITION OF WILSON-DAVIS - Sponsors (Details) - WILSON-DAVIS	Feb. 07, 2024 USD ($) D shares
ACQUISITION OF WILSON-DAVIS
Aggregate value of Founder Shares agreed to transfer to the Wilson-Davis Sellers	$ 6,000,000
Number of trading days over which VWAP of Quantum Common Stock is considered for determination of Founder Shares agreed to transfer | D	5
Number of Founder Shares transferred (in shares) | shares	885,010
Value of founder shares transferred to cover cash deficit	$ 4,000,000
Value of founder shares transferred to cover bonus paid as consideration	$ 2,000,000
Term within which additional founder shares can be transferred	6 months
Maximum number of Founder Shares that can be transferred (in shares) | shares	2,500,000